SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE

The computation of basic and diluted loss per share for September 30, 2024, and December 31, 2023 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	September 30, 2024	December 31, 2023

Stock Warrants (Exercise price - $0.001- $0.25/share)	81,035,714	67,335,714
Stock Options (Exercise price - $0.1150/Share)	26,520,000	26,520,000
Convertible Preferred Stock	3	2
Total	107,555,717	93,855,716

The computation of basic and diluted loss per share for December 31, 2023 and December 31, 2022 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2023	December 31, 2022

Stock Warrants (Exercise price - $0.001- $0.25/share)	67,335,714	54,660,032
Stock Options (Exercise price - $0.1150/Share)	26,520,000	26,520,000
Convertible Preferred Stock	2	2
Total	93,855,716	81,180,034

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company has consistently applied the valuation techniques in all periods presented. The following table presents the Company’s assets which were measured at fair value at September 30, 2024, and December 31, 2023:

	September 30, 2024				December 31, 2023
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$635,845	$-	$-	$635,845	$493,236	$-	$-	$493,236
Money market fund	$1,094,971	$-	$-	$1,094,971	$2,409,486	$-	$-	$2,409,486
Total	$1,730,816	$-	$-	$1,730,816	$2,902,722	$-	$-	$2,902,722

SCHEDULE OF GOLD IN BULLION

The following tables summarize activity in gold bullion for the quarter ended September 30, 2024:

Nine Months Ended September 30, 2024	Ounces	Cost	Fair Value

Balance December 31, 2023	239	$2,064	$493,236
Net change in unrealized gain	-	268	142,609
Balance September 30, 2024	239	$2,332	$635,845

The following tables summarize activity in gold bullion for the quarter ended December 31, 2023:

Year Ended December 31, 2023	Ounces	Cost	Fair Value

Balance December 31, 2021	239	$1,884	$437,212
Net change in unrealized gain	-	38	38
Balance December 31, 2022	239	$1,829	$437,251
Net change in unrealized gain	-	235	55,985
Balance December 31, 2023	239	$2,064	$493,236

SCHEDULE OF COST AND ESTIMATED FAIR VALUE INVESTMENT

The cost and estimated fair value of the Company’s investments are as follows:

	Cost	Gross unrealized gain	Fair value
December 31, 2022	$-	$-	$-
Treasury Bills	$2,587,811	$13,021	$2,600,832
Treasury Bills – Redemption	$2,587,811	$(13,021)	$(2,600,832)
Total Investments, December 31, 2023	$-	$-	$-

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

	2023	2022
Expected income tax (recovery) expense at the statutory rate of 21%	$(636,253)	$(806,823)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	180,647	282,808
Change in valuation allowance	455,606	524,014

Provision for income taxes	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The components of deferred income taxes are as follows:

	Years Ended December,
	2023	2022
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	5,342,957	4,887,351
Valuation allowance	(5,342,957)	(4,887,351)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

	December 31, 2023				December 31, 2022
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$493,236	$-	$-	$493,236	$437,251	$-	$-	$437,251
Money market fund	$2,409,486	$-	$-	$2,409,486	$-	$-	$-	$-
Total	$2,902,722	$-	$-	$2,902,722	$437,251	$-	$-	$437,251